NOTES PAYABLE (Details Narrative) - Notes Payable [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Interest expense	$ 6,619	$ 0	$ 552
Accrued Interest	$ 7,166		$ 552